UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9012

Smith Barney Institutional Cash Management Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  May 31
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                  SMITH BARNEY
                               INSTITUTIONAL CASH
                              MANAGEMENT FUND, INC.

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  NOVEMBER 30, 2003



                               [LOGO] Smith Barney
                                  Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

 Your Serious Money. Professionally Managed.(R) is a registered service mark of
                          Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

Letter from the Chairman...............................  1
Schedules of Investments...............................  3
Statements of Assets and Liabilities................... 23
Statements of Operations............................... 24
Statements of Changes in Net Assets.................... 25
Notes to Financial Statements.......................... 28
Financial Highlights................................... 32

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

After an extended period of uncertainty mottled by questionable business practices and a faltering economy, we think business and economic prospects have begun to look more promising. The Fed's reduction of the federal funds rate/i/ appears to have had its intended result of encouraging economic growth. Evidence of sustainable economic improvement has emerged. Stronger retail sales, rising domestic consumption and increasing export activity contributed to a relatively robust annualized growth rate in gross domestic product ("GDP")/ii/ during the third calendar quarter of 2003. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future. Within this environment, the funds' yields were as follows.


             SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
                 CLASS A SHARE YIELDS AS OF NOVEMBER 30, 2003

                     Seven-Day Seven-Day
                      Current  Effective
                       Yield     Yield
Cash Portfolio         0.90%     0.91%
Government Portfolio   0.86%     0.86%
Municipal Portfolio    0.90%     0.90%

   Yields include a partial waiver of the management fee; the yields would have been lower had the management fee been included. In the cases where current yield and effective yield are the same, it is due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

   Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund. Certain investors in the Municipal Portfolio may be subject to the federal Alternative Minimum Tax, and state and local taxes for Municipal Portfolio shareholders. Capital gains, if any, are fully taxable for each fund. Please consult your personal tax adviser.

1 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
Report

Shortly after the Fed reduced rates in June, the fixed-income markets experienced a sharp reversal over the summer as signs emerged that economic growth was more robust than previously thought. Interest rates moved up sharply as a result. If rates were to continue rising, that would result in generally higher levels of income from newly issued fixed-income securities.

During times of uncertainty such as these, we believe it is more important than ever to develop and stick with a long-range investment plan. Please work closely with your financial adviser to determine your proper allocation to money market funds based on your risk/reward profile and to explore the role these securities can play in achieving your long-term financial goals.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 10, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change. Please refer to pages 3 through 20 for a list and percentage breakdown of the funds' holdings.

/i/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/ii/ Gross domestic product is a market value of goods and services produced by labor and property in a given country.

  2 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 2003


                                     CASH PORTFOLIO
    FACE                                                      ANNUALIZED
   AMOUNT                       SECURITY                        YIELD          VALUE
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 60.1%
$105,525,000 Amstel Funding Corp.
              mature 12/16/03 to 3/24/04                    1.10% to 1.16% $  105,304,021
  30,000,000 Anz Delaware Inc. matures 12/11/03                  1.02          29,991,500
  30,000,000 Aquinas Funding LLC matures 4/14/04                 1.16          29,869,500
  50,000,000 Atlantis One Funding matures 4/21/04                1.17          49,770,236
  57,174,000 Atomium Funding Corp.
              mature 1/12/04 to 1/20/04                      1.13 to 1.16      57,094,767
  48,000,000 Beta Finance Inc. matures 3/15/04                   1.15          47,839,000
  75,000,000 Brahms Funding Corp.
              mature 12/5/03 to 12/12/03                     1.12 to 1.13      74,979,750
  23,857,000 Bryant Park Funding LLC matures 1/21/04             1.12          23,819,147
  78,821,000 Cancara Asset Securitization LLC
              mature 12/22/03 to 1/28/04                     1.10 to 1.15      78,729,617
  40,000,000 Compass Securitization LLC matures 2/12/04          1.08          39,998,388
  50,000,000 Credit Lyonnais S.A. matures 12/15/03               1.08          50,000,000
  55,000,000 Crown Point Capital Co.
              mature 2/4/04 to 2/13/04                       1.12 to 1.13      54,881,236
  48,306,000 Fenway Funding LLC mature 12/12/03 to 1/22/04   1.12 to 1.18      48,266,542
   4,000,000 Ford Credit Floorplan Motown matures 1/9/04         1.15           3,995,017
  50,201,000 Foxboro Funding Ltd. matures 1/22/04                1.17          50,116,160
  30,000,000 Georgetown Funding LLC matures 2/5/04               1.15          29,937,025
  74,412,000 Giro Balanced Funding Corp.
              mature 12/2/03 to 2/9/04                       1.10 to 1.12      74,302,365
 100,000,000 Goldman, Sachs & Co. matures 2/19/04                1.21         100,000,000
 110,793,000 Hanover Funding Co., LLC
              mature 12/12/03 to 1/21/04                     1.09 to 1.12     110,642,729
  73,429,000 Hardwood Street Funding mature 12/11/03         1.12 to 1.13      73,405,984
  25,000,000 Lake Constance Funding LLC matures 3/16/04          1.13          24,916,819
  55,000,000 Lloyds TSB Bank PLC NY
              mature 12/8/03 to 12/30/03                     1.02 to 1.04      54,999,999
  25,000,000 Main Street Warehouse Funding LLC
              matures 2/5/04                                     1.18          24,945,917
  72,000,000 Mica Funding LLC mature 1/8/04 to 2/11/04       1.12 to 1.13      71,885,305
  68,557,000 Moat Funding LLC mature 1/15/04 to 3/1/04       1.08 to 1.15      68,425,797
  20,233,000 Nieuw Amsterdam Receivables Co.
              matures 3/3/04                                     1.12          20,174,459
  47,618,000 Nyala Funding LLC mature 4/15/04 to 4/19/04     1.15 to 1.18      47,405,675
  25,000,000 Paradigm Funding LLC matures 2/3/04                 1.12          24,950,222
 100,000,000 Park Granada LLC mature 12/31/03 to 2/4/04      1.10 to 1.13      99,852,153
  14,730,000 Polonius Inc. matures 3/19/04                       1.15          14,678,711
  19,700,000 Premier Asset Collateralized Entity LLC
              matures 1/8/04                                     1.12          19,676,710
  15,044,000 Principal Resident Mortgage matures 1/15/04         1.14          15,022,562
  20,000,000 Regency Markets LLC matures 12/19/03                1.10          19,989,000
  25,000,000 Saint Germain Holdings Ltd. matures 1/22/04         1.12          24,959,556
  50,000,000 SanPaolo IMI US Financial Co. matures 12/24/03      1.05          50,000,000
  31,713,000 Scaldis Capital LLC mature 3/22/04 to 3/29/04   1.10 to 1.11      31,601,247
  24,000,000 Sigma Finance Inc. matures 3/8/04                   1.14          23,925,520


                      See Notes to Financial Statements.


  3 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2003


                                   CASH PORTFOLIO
   FACE                                                    ANNUALIZED
  AMOUNT                      SECURITY                       YIELD         VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 60.1% (continued)
$30,000,000 Special Purpose Accounts Receivables
             matures 1/23/04                                 1.12%     $   29,950,533
 65,000,000 Stanfield Victoria Funding
             mature 1/5/04 to 4/23/04                     1.15 to 1.18     64,789,708
 20,510,000 Starbird Funding Corp. matures 1/7/04             1.12         20,486,391
 25,000,000 Surrey Funding Corp. matures 1/12/04              1.10         24,967,917
 40,000,000 Tango Finance Corp. matures 2/3/04                1.10         39,921,778
 58,099,000 Tasman Funding Inc. mature 1/13/04 to 2/17/04 1.11 to 1.12     57,993,425
 38,824,000 Thames Asset Global Securitization
             matures 3/10/04                                  1.15         38,700,518
 72,753,000 Victory Receivables Corp.
             mature 12/9/03 to 2/17/04                    1.10 to 1.13     72,633,740
 25,000,000 Westpac Capital Corp. matures 4/19/04             1.12         24,891,111
 28,080,000 Whistlejacket Capital Ltd.
             mature 2/18/04 to 4/13/04                    1.15 to 1.16     27,972,101
 30,090,000 White Pine Finance LLC matures 1/5/04             1.11         30,057,528
-------------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost -- $2,202,717,386)                                    2,202,717,386
-------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 8.7%
 30,000,000 Bank America Corp. Charlotte matures 3/15/04      1.10         30,000,000
 50,000,000 BNP Paribas NY matures 3/22/04                    1.13         50,000,000
 50,000,000 Canadian Imperial Bank NY
             mature 12/16/03 to 12/29/03                  1.08 to 1.09     50,000,000
 50,000,000 Credit Agricole Indosuez NY matures 3/8/04        1.10         50,000,000
 37,500,000 Deutsche Bank NY matures 12/31/03                 1.05         37,499,358
 50,000,000 Nordea North America, Inc. matures 12/31/03       1.03         50,000,000
 50,000,000 Svenska Handelsbanken NY matures 4/1/04           1.11         50,000,000
-------------------------------------------------------------------------------------
            TOTAL CERTIFICATES OF DEPOSIT
            (Cost -- $317,499,358)                                        317,499,358
-------------------------------------------------------------------------------------
CORPORATE NOTES -- 4.6%
 50,000,000 Links Finance LLC matures 7/22/04                 1.08         49,993,607
 28,000,000 Premier Asset Collateralized Entity Ltd.
             matures 8/6/04                                   1.09         27,998,090
 50,000,000 Sigma Finance Inc. matures 7/20/04                1.08         49,990,440
 20,000,000 Tango Finance Corp. matures 3/25/04 (a)           1.31         20,000,000
 20,000,000 White Pine Finance LLC matures 11/15/04           1.11         19,994,199
-------------------------------------------------------------------------------------
            TOTAL CORPORATE NOTES
            (Cost -- $167,976,336)                                        167,976,336
-------------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 2.5%
 50,000,000 Whistlejacket Ltd. matures 1/15/04 (a)            1.37         49,999,384
 40,000,000 White Pine Finance LLC matures 3/10/04 (a)        1.29         39,998,864
-------------------------------------------------------------------------------------
            TOTAL MEDIUM-TERM NOTES
            (Cost -- $89,998,248)                                          89,998,248
-------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  4 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2003

                                  CASH PORTFOLIO
    FACE                                                ANNUALIZED
   AMOUNT                    SECURITY                     YIELD         VALUE
----------------------------------------------------------------------------------
MASTER NOTES -- 2.8%
$ 56,800,000 Merrill Lynch & Co., Inc., 1.21% VRDO                  $   56,800,000
  44,500,000 Morgan Stanley, 1.26% VRDO                                 44,500,000
----------------------------------------------------------------------------------
             TOTAL MASTER NOTES
             (Cost -- $101,300,000)                                    101,300,000
----------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 8.5%
  22,000,000 Federal Home Loan Bank matures 12/3/03       1.08%         22,002,477
 150,000,000 Federal Home Loan Mortgage Corp.
              mature 12/22/03 to 4/22/04               1.10 to 1.14    149,555,257
 141,916,000 Federal National Mortgage Association
              mature 12/16/03 to 4/14/04               1.04 to 1.14    141,692,065
----------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $313,249,799)                                    313,249,799
----------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 12.5%
  25,000,000 Banco Bilbao Vizcaya matures 12/8/03          1.06         24,999,849
  40,000,000 BNP Paribas S.A. matures 12/15/03             1.04         39,999,843
  25,000,000 CS First Boston London matures 12/22/03       1.09         25,000,000
  50,000,000 Deutsche Bank matures 12/30/03                1.07         50,000,201
 115,000,000 HBOS Treasury Services
              mature 12/12/03 to 3/22/04               1.08 to 1.12    115,001,073
  40,000,000 LandesBank Hess matures 1/15/04               1.13         40,015,902
  65,000,000 Societe Generale N.A.
              mature 12/15/03 to 2/3/04                1.08 to 1.10     64,998,761
  50,000,000 Unicredito Italiano S.p.A. matures 1/2/04     1.11         50,000,000
  50,000,000 Westdeutsche Landesbank matures 4/8/04        1.12         50,001,781
----------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $460,017,410)                                    460,017,410
----------------------------------------------------------------------------------
TIME DEPOSIT -- 0.3%
  11,809,000 Chase Manhattan Bank matures 12/1/03
             (Cost -- $11,809,000)                         1.03         11,809,000
----------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $3,664,567,537*)                              $3,664,567,537
----------------------------------------------------------------------------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
*   Aggregate cost for Federal income tax purposes is substantially the same.

  See page 22 for certain abbreviations.

                      See Notes to Financial Statements.

  5 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003

                                 GOVERNMENT PORTFOLIO
    FACE                                                      ANNUALIZED
   AMOUNT                       SECURITY                        YIELD         VALUE
---------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 94.7%
$ 84,700,000 Federal Farm Credit Bank
              mature 12/23/03 to 8/24/04                    1.00% to 1.24% $ 84,612,744
 101,300,000 Federal Home Loan Bank
              mature 12/5/03 to 11/24/04                     0.96 to 1.30   101,034,492
 163,868,000 Federal Home Loan Mortgage Corp.
              mature 12/4/03 to 4/1/04                       1.05 to 1.11   163,628,758
 189,536,000 Federal National Mortgage Association
              mature 12/2/03 to 2/18/05                      1.04 to 1.21   189,274,779
  20,000,000 U.S. Treasury Bills matures 2/5/04                  1.03        19,962,233
---------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $558,513,006)                                         558,513,006
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.3%
   1,269,000 J.P. Morgan Chase & Co., 0.990% due 12/1/03;
              Proceeds at maturity -- $1,269,105; (Fully
              collateralized by U.S Treasury Notes, 3.125%
              due 9/15/08; Market value -- $1,298,350)                        1,269,000
  30,000,000 Merrill Lynch & Co., Inc., 1.020% due 12/1/03:
              Proceeds at maturity -- $30,002,550; (Fully
              collateralized by U.S. Treasury Notes, 1.250%
              due 5/31/05; Market value -- $30,600,021)                      30,000,000
---------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $31,269,000)                                           31,269,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $589,782,006*)                                       $589,782,006
---------------------------------------------------------------------------------------

*  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

  6 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2003


                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                             VALUE
---------------------------------------------------------------------------------------------
Alabama -- 2.3%
$ 3,000,000 A-1+      Birmingham AL Airport Authority MSTC
                       Series SGA 47 MBIA-Insured PART 1.17% VRDO              $    3,000,000
  7,000,000 A-1+      Huntsville AL Special Care Facilities Finance Authority
                       Carlton Cove Inc. Project Series D 1.10% VRDO                7,000,000
 32,600,000 A-1+      Jefferson County AL Sewer Revenue Series C-2
                       XLCA-Insured 1.15% VRDO                                     32,600,000
  6,465,000 A-1+      Stevenson AL IDB Environmental Improvement
                       Mead Corp. Project 1.12% VRDO                                6,465,000
---------------------------------------------------------------------------------------------
                                                                                   49,065,000
---------------------------------------------------------------------------------------------
Arizona -- 0.6%
  5,000,000 A-1+      Phoenix AZ Civic Improvement Wastewater Revenue
                       0.96% due 2/12/04 TECP                                       5,000,000
  9,000,000 A-1+      Pima County AZ IDR Lease Purchase 1.25% VRDO                  9,000,000
---------------------------------------------------------------------------------------------
                                                                                   14,000,000
---------------------------------------------------------------------------------------------
Arkansas -- 0.2%
  3,250,000 A-1       Sheridan AR IDR Kohler Co. Project 1.16% VRDO                 3,250,000
---------------------------------------------------------------------------------------------
California -- 0.8%
  7,500,000 SP-1+     California State RAN Subseries A-5 2.00% due 6/23/04          7,538,920
 10,000,000 SP-1      California State RAW Series B 2.00% due 6/16/04              10,032,019
---------------------------------------------------------------------------------------------
                                                                                   17,570,939
---------------------------------------------------------------------------------------------
Colorado -- 2.7%
  4,775,000 A-1       Adams County CO Hospital Platte Valley Medical Center
                       Project Series A 1.21% VRDO                                  4,775,000
  4,690,000 VMIG 1*   Arapahoe County CO Excelsior Youth Centers Inc.
                       1.15% VRDO                                                   4,690,000
  4,150,000 A-1+      Arvada CO Water FSA-Insured 1.20% VRDO                        4,150,000
  7,000,000 A-1+      Colorado HFA 1.13% due 11/1/04                                7,000,000
  3,150,000 A-1+      Colorado Springs CO Colorado College 1.10% VRDO               3,150,000
  2,850,000 A-1+      E-470 Public Highway Authority Vehicle Registration Fee
                       Revenue MBIA-Insured 1.12% VRDO                              2,850,000
 10,000,000 VMIG 1*   Lowry Economic Redevelopment Authority CO Revenue
                       Series A 1.10% VRDO                                         10,000,000
 21,300,000 A-1+      Regional Transportation District CO COP Transit Vehicles
                       Project Series A AMBAC-Insured 1.12% VRDO                   21,300,000
---------------------------------------------------------------------------------------------
                                                                                   57,915,000
---------------------------------------------------------------------------------------------
District of Columbia -- 2.2%
  5,070,000 A-1+      District of Columbia GO Series B FSA-Insured 1.12% VRDO       5,070,000
                      District of Columbia Revenue:
  2,665,000 A-1+        American Psychological Association 1.15% VRDO               2,665,000


                      See Notes to Financial Statements.


  7 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003

                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
District of Columbia -- 2.2% (continued)
$ 8,500,000 A-1+        Henry J. Kaiser Foundation 1.14% VRDO                   $    8,500,000
  3,465,000 A-1+        National Children's Center Inc. 1.10% VRDO                   3,465,000
  3,715,000 NR+         National Museum of Women Arts 1.21% VRDO                     3,715,000
 14,370,000 VMIG 1*     National Public Radio Inc. 1.10% VRDO                       14,370,000
  9,670,000 A-1         Trinity College 1.11% VRDO                                   9,670,000
----------------------------------------------------------------------------------------------
                                                                                    47,455,000
----------------------------------------------------------------------------------------------
Florida -- 6.2%
 14,075,000 A-1       Broward County FL School Board COP MSTC Series 9033
                       FSA-Insured PART 1.18% VRDO                                  14,075,000
  4,400,000 A-1+      Charlotte County FL Utility Revenue Series A FSA-Insured
                       1.12% VRDO                                                    4,400,000
  9,990,000 A-1       Florida Board of Education MSTC Series 00-9007
                       FGIC-Insured PART 1.18% VRDO                                  9,990,000
                      Florida Local Government Commission Pooled Program
                       Series A TECP:
  1,140,000 A-1          1.00% due 1/12/04                                           1,140,000
  9,635,000 A-1          1.00% due 2/2/04                                            9,635,000
 10,319,000 A-1          1.00% due 2/6/04                                           10,319,000
  6,000,000 A-1+      Gulf Breeze FL Revenue Muni Bond Fund Series A
                       1.10% VRDO                                                    6,000,000
  3,100,000 A-1+      Highlands County FL Health Facilities Authority Adventist
                       Health System Series A MBIA-Insured 1.10% VRDO                3,100,000
  3,810,000 A-1+      Hillsborough County FL Educational Facilities Authority
                       Southwest Florida College 1.15% VRDO                          3,810,000
  4,900,000 NR+       Hillsborough County FL IDA Tampa Met Area YMCA
                       Project 1.15% VRDO                                            4,900,000
 11,930,000 A-1       Hillsborough FL School District Sales Tax Revenue MSTC
                       Series 9032 AMBAC-Insured PART 1.18% VRDO                    11,930,000
 10,000,000 A-1       Martin County FL PCR Florida Power and Light
                       Construction Project 1.10% VRDO                              10,000,000
  4,050,000 NR+       Miami-Dade County FL EDA Florida Memorial College
                       Project 1.10% VRDO                                            4,050,000
  3,820,000 NR+       Miami-Dade County FL IDA Gulliver School Project
                       1.15% VRDO                                                    3,820,000
  7,700,000 A-1+      Orange County FL Health Facilities Authority Adventist
                       Health SYS/Sunbelt 1.10% VRDO                                 7,700,000
  4,800,000 NR+       Orange County FL IDR Central YMCA Project Series A
                       1.15% VRDO                                                    4,800,000
  4,490,000 NR+       Palm Beach County FL EFA Lynn University Project
                       1.10% VRDO                                                    4,490,000
  6,500,000 A-1+      Pinellas FL IDR YMCA Suncoast Project 1.10% VRDO               6,500,000
 10,000,000 VMIG 1*   Sunshine State Government Financing Commission
                       AMBAC-Insured 1.12% VRDO                                     10,000,000

                      See Notes to Financial Statements.

  8 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2003

                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Florida -- 6.2% (continued)
$ 3,660,000 Aa2*      Tallahassee-Leon County Civic Center Authority Series B
                       1.10% VRDO                                               $    3,660,000
----------------------------------------------------------------------------------------------
                                                                                   134,319,000
----------------------------------------------------------------------------------------------
Georgia -- 4.8%
 24,000,000 A-1+      Atlanta GA Airport Revenue Series C-1 MBIA-Insured
                       1.12% VRDO                                                   24,000,000
  2,600,000 A-1       Bibb County GA Development Authority Tattnall Square
                       Academy 1.16% VRDO                                            2,600,000
                      De Kalb County GA Development Authority Revenue:
  1,100,000 Aa2*        Arbor Montessori School Project 1.10% VRDO                   1,100,000
  3,545,000 Aa2*        St. Martin's Episcopal School 1.16% VRDO                     3,545,000
  6,000,000 VMIG 1*   Gainesville GA RDA Educational Facilities Revenue
                       Riverside Military Project 1.10% VRDO                         6,000,000
 26,400,000 VMIG 1*   Macon-Bibb County GA Hospital Authority Medical Center
                       of Central Georgia 1.10% VRDO                                26,400,000
  2,995,000 A-1       Macon-Bibb County GA IDR I-75 Business Parking and
                       Airport Project 1.16% VRDO                                    2,995,000
  1,180,000 A-1+      Metropolitan Atlanta Rapid Transportation Authority Sales
                       Tax Revenue Series PA-528 MBIA-Insured PART
                       1.18% VRDO                                                    1,180,000
  4,000,000 A-1       Private Colleges & Universities Authority GA Emory
                       University Series SG 146 1.15% VRDO                           4,000,000
 11,000,000 Aa2*      Rabun County GA Development Authority Rabun
                       Gap-Nacoochee Project 1.10% VRDO                             11,000,000
 17,000,000 VMIG 1*   Richmond County GA Hospital Authority University Health
                       Services Inc. Project 1.10% VRDO                             17,000,000
  4,310,000 VMIG 1*   Union County GA Development Authority Revenue
                       Boy Scouts of America Atlanta Project 1.10% VRDO              4,310,000
----------------------------------------------------------------------------------------------
                                                                                   104,130,000
----------------------------------------------------------------------------------------------
Hawaii -- 0.4%
  8,000,000 A-1+      Hawaii State Airport System Revenue 2.00% due 7/1/04           8,046,283
----------------------------------------------------------------------------------------------
Illinois -- 13.6%
  6,600,000 VMIG 1*   Bloomington IL Normal Airport Authority GO 1.15% VRDO          6,600,000
                      Chicago IL GO FGIC-Insured PART:
  8,900,000 A-1         MSTC Series 9012 1.18% VRDO                                  8,900,000
  6,400,000 A-1+        Series SGA 99 1.17% VRDO                                     6,400,000
 22,300,000 A-1+      Chicago IL Neighborhoods Alive 21-B MBIA-Insured
                       1.10% VRDO                                                   22,300,000
 19,657,000 VMIG 1*   Cook County IL GO Munitop Series 1998-14 FGIC-Insured
                       PART 1.17% VRDO                                              19,657,000

                      See Notes to Financial Statements.

  9 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2003

                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                        SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Illinois -- 13.6% (continued)
$ 8,000,000 A-1       Du Page County IL Transportation Revenue MSTC
                       Series 9010 FSA-Insured PART 1.18% VRDO                 $    8,000,000
  4,960,000 A-1+      Elmhurst IL Joint Commission Accredation 1.12% VRDO           4,960,000
                      Illinois DFA:
  4,800,000 VMIG 1*     Mount Carmel High School Project 1.15% VRDO                 4,800,000
 12,000,000 A-1         Presbyterian Home Lake Series A FSA-Insured
                         1.15% due VRDO                                            12,000,000
  5,850,000 A-1         Rosecrance Inc. Project 1.15% VRDO                          5,850,000
                      Illinois Health Facilities Authority:
 19,900,000 A-1+        Carle Foundation AMBAC-Insured 1.12% VRDO                  19,900,000
 11,000,000 A-1         Franciscan Eldercare Service Series C 1.15% VRDO           11,000,000
  9,500,000 A-1+        Little Co. of Mary Hospital 1.21% VRDO                      9,500,000
 15,375,000 A-1         Lutheran Senior Ministries 1.10% VRDO                      15,375,000
 11,200,000 A-1         Palos Community HOSP-B 1.10% VRDO                          11,200,000
                        Pekin Memorial Hospital:
 10,000,000 VMIG 1*      Series 97 1.21% VRDO                                      10,000,000
 12,855,000 VMIG 1*      Series B 1.21% VRDO                                       12,855,000
  5,000,000 VMIG 1*      Series C 1.21% VRDO                                        5,000,000
                        Riverside Health Systems:
 14,085,000 VMIG 1*      1.21% VRDO                                                14,085,000
 15,000,000 A-1          Series B 1.21% VRDO                                       15,000,000
 12,765,000 A-1+        University of Chicago Hospital Project C 1.10% VRDO        12,765,000
  9,985,000 A-1       Illinois State GO Series 378 FGIC-Insured PART
                       1.10% due 4/29/04                                            9,985,000
                      Illinois State Toll Highway Authority FSA-Insured:
  4,400,000 A-1         MSTC 98-67 PART 1.17% VRDO                                  4,400,000
  9,100,000 A-1+        Series 98 B 1.15% VRDO                                      9,100,000
  1,500,000 VMIG 1*     Series B 1.15% VRDO                                         1,500,000
 15,870,000 A-1       Metropolitan Pier & Exposition Authority IL State Tax
                       Revenue MSTC Series 2024 FGIC-Insured PART
                       1.18% VRDO                                                  15,870,000
                      University of Illinois:
  3,000,000 A-1+        Health Services Facilities System Series B 1.12% VRDO       3,000,000
 16,145,000 A-1         MSTC Series 9031 AMBAC-Insured PART 1.18% VRDO             16,145,000
---------------------------------------------------------------------------------------------
                                                                                  296,147,000
---------------------------------------------------------------------------------------------
Indiana -- 2.4%
  4,000,000 Aa2*      Crawfordsville IN IDR National Service Industries Inc.
                       Project 1.16% VRDO                                           4,000,000
 15,090,000 SP-1+     Indiana Bond Bank Assistance Program Notes A
                       2.00% due 1/6/04                                            15,105,426
  5,000,000 VMIG 1*   Indiana State DFA Educational Facilities Indianapolis
                       Museum of Art 1.10% VRDO                                     5,000,000
  5,000,000 A-1+      Indiana Transportation Finance Authority MSTC
                       Series SGA 113 PART 1.15% VRDO                               5,000,000

                      See Notes to Financial Statements.

  10 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003

                                    MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                        SECURITY                            VALUE
-------------------------------------------------------------------------------------------
Indiana -- 2.4% (continued)
$ 7,000,000 A-1       Marshall County IN EDA Culver Educational Foundation
                       Project 1.15% VRDO                                    $    7,000,000
 10,000,000 A-1+      Vernon IN PCR Solid Waste Disposal General Electric
                       Project Series A 0.90% due 12/5/03 TECP                   10,000,000
  4,700,000 A-1       Warren Township IN School Building Corp. MERLOT
                       Series A52 FGIC-Insured PART 1.20% VRDO                    4,700,000
  1,000,000 A-1+      Whiting IN EDR BP Amoco Project 1.00% due 2/15/04           1,000,000
-------------------------------------------------------------------------------------------
                                                                                 51,805,426
-------------------------------------------------------------------------------------------
Iowa -- 2.1%
                      Iowa Finance Authority:
 15,675,000 A-1+        Hospital Facilities Iowa Health System Series B
                         AMBAC-Insured 1.15% VRDO                                15,675,000
  6,000,000 A-1+        Small Business Development 1.11% VRDO                     6,000,000
 15,575,000 A-1+        Trinity Health Series D 1.12% VRDO                       15,575,000
  4,600,000 A-1+      Iowa Higher Education Loan Authority MBIA-Insured
                       1.12% VRDO                                                 4,600,000
  4,125,000 NR+       Mason City IA IDR Supervalue Inc. Project 1.20% VRDO        4,125,000
-------------------------------------------------------------------------------------------
                                                                                 45,975,000
-------------------------------------------------------------------------------------------
Kansas -- 0.6%
  5,375,000 VMIG 1*   Kansas State DFA Health Facilities Deaconess Long Term
                       Care Series C 1.21% VRDO                                   5,375,000
  7,500,000 A-1       Lenexa KS Health Care Facility Lakeview Village Inc.
                       Series B 1.15% VRDO                                        7,500,000
-------------------------------------------------------------------------------------------
                                                                                 12,875,000
-------------------------------------------------------------------------------------------
Kentucky -- 3.9%
                      Hancock County KY PCR Southwire Co. Project:
 21,685,000 NR+         Series A 1.32% VRDO                                      21,685,000
  1,000,000 NR+         Series B 1.32% VRDO                                       1,000,000
 15,000,000 SP-1      Kentucky Association of Counties Advance Revenue
                       TRAN 2.00% due 6/30/04                                    15,094,703
 23,500,000 A-1       Kentucky Rural Water Finance Corp. 1.15% VRDO              23,500,000
  7,000,000 A-1       Kentucky State Property & Buildings Commission MSTC
                       Series 9027 FSA-Insured PART 1.18% VRDO                    7,000,000
 16,000,000 A-1+      Lexington KY Center Corp. Mortgage Revenue Series A
                       AMBAC-Insured 1.12% VRDO                                  16,000,000
-------------------------------------------------------------------------------------------
                                                                                 84,279,703
-------------------------------------------------------------------------------------------
Louisiana -- 0.9%
 15,000,000 A-1+      Louisiana Local Government Environment Facilities and
                       Community Development BASF Corp. Project Series B
                       1.15% VRDO                                                15,000,000

                      See Notes to Financial Statements.

  11 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003

                                     MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                             VALUE
---------------------------------------------------------------------------------------------
Louisiana -- 0.9% (continued)
$ 3,550,000 A-1+      Louisiana State Offshore Terminal Authority Deep Water
                       Port Series B 1.15% VRDO                                $    3,550,000
---------------------------------------------------------------------------------------------
                                                                                   18,550,000
---------------------------------------------------------------------------------------------
Maryland -- 0.6%
 10,305,000 A-1       Howard County MD MFH Series PT-1021 FNMA-Insured
                       PART 1.16% VRDO                                             10,305,000
  1,900,000 VMIG 1*   Maryland State Health and Higher Education Facilities
                       Authority Medlantic Helix Health Systems Series 829
                       FSA-Insured PART 1.16% VRDO                                  1,900,000
---------------------------------------------------------------------------------------------
                                                                                   12,205,000
---------------------------------------------------------------------------------------------
Massachusetts -- 0.1%
  2,230,000 Aa3*      Massachusetts State HEFA Revenue Partners Healthcare
                       Systems Series E 2.00% due 7/1/04                            2,243,136
---------------------------------------------------------------------------------------------
Michigan -- 4.5%
 11,800,000 VMIG 1*   Detroit MI Downtown Development Authority Millender
                       Center Project 1.15% VRDO                                   11,800,000
  5,000,000 VMIG 1*   Detroit MI Sewer MERLOT Series I FGIC-Insured PART
                       1.20% VRDO                                                   5,000,000
  8,000,000 SP-1+     Michigan Municipal Bond Authority Revenue Series B-2
                       2.00% due 8/23/04                                            8,055,824
                      Michigan State Building Authority:
 20,000,000 A-1         Series 3 0.98% due 12/11/03 TECP                           20,000,000
  9,995,000 VMIG 1*     Series 516 PART 1.16% VRDO                                  9,995,000
 14,750,000 A-1+      Michigan State GO Series B 0.90% due 12/2/03 TECP            14,750,000
  5,000,000 A-1+      Michigan State Grant Anticipation Notes Series D
                       FSA-Insured 1.12% VRDO                                       5,000,000
  4,650,000 A-1+      Michigan State Strategic Fund Limited Obligation Revenue
                       Clark Retirement Community 1.10% VRDO                        4,650,000
  7,290,000 VMIG 1*   Oakland University MI Revenue FGIC-Insured 1.12% VRDO         7,290,000
  4,850,000 A-1       Saline MI EDA Evangelical Homes Project 1.15% VRDO            4,850,000
  6,000,000 A-1       Southfield MI EDA Lawrence Technological University
                       Project 1.15% VRDO                                           6,000,000
---------------------------------------------------------------------------------------------
                                                                                   97,390,824
---------------------------------------------------------------------------------------------
Minnesota -- 0.6%
  2,900,000 A-1+      Minneapolis MN Seed Academy Harvest Prep School
                       1.25% VRDO                                                   2,900,000
 10,000,000 VMIG 1*   St. Paul HDA MFH Revenue Highland Ridge Project
                       FHLMC-Insured 1.15% VRDO                                    10,000,000
---------------------------------------------------------------------------------------------
                                                                                   12,900,000
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  12 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003

                                     MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Mississippi -- 0.2%
$ 5,350,000 NR+       Newton MS IDR La-Z-Boy Chair Co. Project 1.16% VRDO       $    5,350,000
----------------------------------------------------------------------------------------------
Missouri -- 1.1%
                      Missouri State HEFA:
  6,465,000 VMIG 1*     Deaconess Long Term Care Series B 1.21% VRDO                 6,465,000
                        School District Advance Funding Program Notes:
  1,000,000 SP-1+        Bayless School District-A 1.15% due 10/29/04                1,000,000
  2,500,000 SP-1+        Jefferson City School Series H 1.15% due 10/29/04           2,500,000
  4,000,000 SP-1+        Liberty 53 School District Series J
                          1.15% due 10/29/04                                         4,000,000
  5,615,000 A-1       St. Louis County MO IDA Friendship Village South County
                       Series B 1.15% VRDO                                           5,615,000
  5,000,000 SP-1+     St. Louis MO General Fund TRAN 2.00% due 6/25/04               5,031,941
----------------------------------------------------------------------------------------------
                                                                                    24,611,941
----------------------------------------------------------------------------------------------
Montana -- 0.2%
  3,925,000 A-1+      Montana State Board EDR Farmers Union Central Project
                       1.20% VRDO                                                    3,925,000
----------------------------------------------------------------------------------------------
National -- 1.8%
 31,970,000 VMIG 1*   Clipper Tax Exempt Trust Certificate Partnership Series A
                       FSA-Insured PART 1.35% VRDO                                  31,970,000
  6,980,000 A-1+      Macon Trust Pooled Certificate Series 98A MBIA-Insured
                       PART 1.39% VRDO                                               6,980,000
----------------------------------------------------------------------------------------------
                                                                                    38,950,000
----------------------------------------------------------------------------------------------
Nebraska -- 1.4%
  4,000,000 SP-1      Nebraska Public Power District Revenue Notes
                       3.50% due 12/1/03                                             4,000,000
 26,305,000 A-1+      Nebraska Student Loan Nebhelp Series B MBIA-Insured
                       1.15% VRDO                                                   26,305,000
----------------------------------------------------------------------------------------------
                                                                                    30,305,000
----------------------------------------------------------------------------------------------
Nevada -- 1.0%
 21,995,000 A-1       Nevada Housing Division Park Vista Apartments Series A
                       1.12% VRDO                                                   21,995,000
----------------------------------------------------------------------------------------------
New Hampshire -- 0.6%
 13,515,000 VMIG 1*   New Hampshire HEFA Exeter Hospital 1.12% VRDO                 13,515,000
----------------------------------------------------------------------------------------------
New Jersey -- 0.3%
  2,400,000 VMIG 1*   Moorestown Township NJ GO BAN 1.75% due 8/5/04                 2,411,286
  5,000,000 SP-1+     New Jersey State TRAN Series 2004-A 2.00% due 6/25/04          5,026,970
----------------------------------------------------------------------------------------------
                                                                                     7,438,256
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  13 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003

                                     MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
New Mexico -- 0.9%
$ 8,710,000 A-1+      New Mexico Inc. Housing Authority Lease Region III Lease
                       Purchase Program Class A 1.15% VRDO                      $    8,710,000
 10,000,000 SP-1+     New Mexico State TRAN 2.00% due 6/30/04                       10,064,878
----------------------------------------------------------------------------------------------
                                                                                    18,774,878
----------------------------------------------------------------------------------------------
New York -- 0.4%
  9,115,000 A-1+      New York City TFA Future Tax Secured Series A
                       1.12% VRDO                                                    9,115,000
----------------------------------------------------------------------------------------------
North Carolina -- 2.6%
 13,550,000 A-1       Buncombe County NC GO Series B 1.12% VRDO                     13,550,000
  1,520,000 AAA       New Hanover County NC COP New Hanover County
                       Projects AMBAC-Insured 2.00% due 3/1/04                       1,523,140
                      North Carolina Capital Facilities Finance Agency:
  7,255,000 NR+         Elon University Series C 1.10% VRDO                          7,255,000
 11,465,000 A-1         Student Revenue Housing Facilities Winston Salem State
                         University 1.10% VRDO                                      11,465,000
                      North Carolina Medical Care Commission:
  4,500,000 A-1         Mission St. Joseph's Hospital 1.15% VRDO                     4,500,000
 17,205,000 VMIG 1*     Randolph Hospital Inc. Project 1.10% VRDO                   17,205,000
----------------------------------------------------------------------------------------------
                                                                                    55,498,140
----------------------------------------------------------------------------------------------
Ohio -- 4.0%
  6,000,000 VMIG 1*   Akron Bath Copley OH Hospital District Health Care
                       Facilities Sumner Project 1.15% VRDO                          6,000,000
 15,000,000 SP-1+     Cincinnati OH City School District GO BAN
                       1.30% due 1/20/04                                            15,009,134
  7,000,000 VMIG 1*   Cincinnati OH Development Authority National
                       Underground Rail Road Series A 1.15% VRDO                     7,000,000
  6,415,000 A-1+      Cleveland-Cuyahoga County Ohio Port Authority Revenue
                       Euclid/93rd Garage and Office 1.12% VRDO                      6,415,000
  9,375,000 VMIG 1*   Hamilton County OH Hospital Facility Deaconess Long
                       Term Care Series A 1.21% VRDO                                 9,375,000
  9,000,000 A-1       Kent State University General Receipts MBIA-Insured
                       1.12% VRDO                                                    9,000,000
  4,700,000 VMIG 1*   Mayfield OH GO BAN 2.00% due 9/16/04                           4,730,612
 13,000,000 A-1+      Ohio Higher Education Facilities Case Western University
                       1.00% due 2/11/04 TECP                                       13,000,000
  5,500,000 A-1+      Ohio State Air Quality Development Authority Revenue
                       Timken Project 1.15% VRDO                                     5,500,000
    920,000 A-1+      Ohio State University General Receipts FSA-Insured
                       1.10% VRDO                                                      920,000
                      Youngstown OH City School District GO BAN:
  5,000,000 MIG 1*      Series-2 2.00% due 1/7/04                                    5,004,247
  5,000,000 MIG 1*      Series-3 2.00% due 5/5/04                                    5,021,180
----------------------------------------------------------------------------------------------
                                                                                    86,975,173
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  14 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003

                                       MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE
-------------------------------------------------------------------------------------------------
Oklahoma -- 0.8%
$16,900,000 A-1+      Oklahoma Water Reserve Board State Loan Program
                       1.10% due 4/1/04                                            $   16,900,000
-------------------------------------------------------------------------------------------------
Pennsylvania -- 5.4%
 21,635,000 AAA       Dauphin County PA General Authority School District
                       MBIA-Insured 1.19% VRDO                                         21,635,000
  2,560,000 VMIG 1*   Erie County PA Hospital Authority Senior Living Inc. Project
                       1.16% VRDO                                                       2,560,000
  6,810,000 A-1       Lehigh County PA General Purpose Authority The Good
                       Shepherd Group AMBAC-Insured 1.21% VRDO                          6,810,000
 10,670,000 A-1       New Garden PA General Authority Pooled Financing
                       Program Series I AMBAC-Insured 1.19% VRDO                       10,670,000
  9,095,000 A-1       North Lebanon Township PA Municipal Authority Sewer
                       Revenue FSA-Insured 1.17% VRDO                                   9,095,000
                      Philadelphia PA IDR:
  3,770,000 NR+         Friends of Mast School Inc. Project 1.16% VRDO                  3,770,000
    725,000 Aa2*        Tom James Co. Project 1.10% VRDO                                  725,000
  3,505,000 A-1       Philadelphia PA Hospital & Higher Education Facilities
                       Authority Temple East Inc. Series B 1.12% VRDO                   3,505,000
  7,500,000 SP-1+     Philadelphia PA TRAN 2.00% due 6/30/04                            7,544,760
                      West Cornwall Township PA Municipal Authority
                       FSA-Insured:
 15,120,000 A-1+         Bethlehem School District Project 1.17% VRDO                  15,120,000
 35,100,000 A-1+         Pennsylvania General Government Loan Program
                          1.17% VRDO                                                   35,100,000
-------------------------------------------------------------------------------------------------
                                                                                      116,534,760
-------------------------------------------------------------------------------------------------
Rhode Island -- 0.5%
  3,000,000 A-1       Rhode Island Health and Educational Building Corp.
                       Educational Institution Paul Cuffee School 1.10% VRDO            3,000,000
  7,945,000 A-1       Rhode Island State EDA McCoy Stadium Issue
                       1.10% VRDO                                                       7,945,000
-------------------------------------------------------------------------------------------------
                                                                                       10,945,000
-------------------------------------------------------------------------------------------------
South Carolina -- 1.4%
  1,750,000 Aa2*      Charleston SC GO 2.00% due 4/1/04                                 1,755,798
 11,700,000 A-1       North Charleston SC Municipal Golf Course Mortgage
                       Revenue 1.15% VRDO                                              11,700,000
                      South Carolina Jobs EDA:
  2,750,000 A-1         Family YMCA Florence Project 1.16% VRDO                         2,750,000
  6,300,000 A-1         Franco Manufacturing Co. Project 1.15% VRDO                     6,300,000
  1,000,000 NR+         Pickens County YMCA Project 1.15% VRDO                          1,000,000
  4,800,000 A-1+      South Carolina State HFA MFH Rental Housing East Ridge
                       1.15% VRDO                                                       4,800,000

                      See Notes to Financial Statements.

  15 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2003


                                     MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
----------------------------------------------------------------------------------------------
South Carolina -- 1.4% (continued)
$ 3,000,000 VMIG 1*   South Carolina State Public Service Authority MERLOT
                       Series L MBIA-Insured PART 1.20% VRDO                    $    3,000,000
----------------------------------------------------------------------------------------------
                                                                                    31,305,798
----------------------------------------------------------------------------------------------
South Dakota -- 0.8%
 11,500,000 A-1+      South Dakota HDA Home Ownership Mortgage Series C-1
                       1.12% VRDO                                                   11,500,000
  3,340,000 A-1+      South Dakota State HEFA University of Sioux Falls
                       1.15% VRDO                                                    3,340,000
  3,600,000 A1        Watertown SD IDR Supervalue Inc. Project 1.20% VRDO            3,600,000
----------------------------------------------------------------------------------------------
                                                                                    18,440,000
----------------------------------------------------------------------------------------------
Tennessee -- 4.7%
  4,350,000 NR+       Dayton TN IDR La-Z-Boy Chair Co. Project 1.16% VRDO            4,350,000
  4,300,000 Aa2*      Dickenson County TN IDR Renaissance Learning Center
                       1.10% VRDO                                                    4,300,000
  2,500,000 A-1+      Memphis TN GO Series A 1.12% VRDO                              2,500,000
  7,000,000 VMIG 1*   Metropolitan Government Nashville and Davidson County
                       TN GO Munitops Series 1999-01 FGIC-Insured
                        PART 1.16% VRDO                                              7,000,000
  2,250,000 A-1+      Metropolitan Government Nashville and Davidson County
                       TN HEFA Vanderbilt University Series A
                       1.15% due 1/15/04                                             2,250,000
 18,865,000 A-1+      Montgomery County TN PBA Pooled Financing
                       Tennessee County Loan Pool 1.10% VRDO                        18,865,000
                      Sevier County TN PBA Local Government Improvement
                       AMBAC-Insured:
  2,800,000 VMIG 1*      II-E-1 1.13% VRDO                                           2,800,000
  4,340,000 VMIG 1*      II-E-6 1.13% VRDO                                           4,340,000
 10,000,000 VMIG 1*      III-G-1 1.13% VRDO                                         10,000,000
  3,800,000 VMIG 1*      Region III Series B-2 AMBAC-Insured 1.13% VRDO              3,800,000
  3,335,000 VMIG 1*      Series A-3 1.13% VRDO                                       3,335,000
  4,100,000 VMIG 1*      Series I-A1 1.13% VRDO                                      4,100,000
  5,000,000 VMIG 1*      Series I-A2 1.13% VRDO                                      5,000,000
  5,000,000 A-1+      Shelby County TN Cap Outlay EMCP Series 2001A
                       1.10% due 1/9/04 TECP                                         5,000,000
  9,945,000 NR+       Shelby County TN HFA MFH Kirby Parkway Apartments
                       1.10% VRDO                                                    9,945,000
  3,000,000 A-1+      Tennessee School Board Authority Series A
                       0.90% due 1/15/04 TECP                                        3,000,000
 12,350,000 VMIG 1*   Tusculum TN Health Educational & Housing Facilities Board
                       Tusculum College Project 1.10% VRDO                          12,350,000
----------------------------------------------------------------------------------------------
                                                                                   102,935,000
----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  16 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003


                                      MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Texas -- 17.6%
                      Austin TX Wastewater PART:
$15,590,000 A-1         MSTC Series 9009 FSA-Insured 1.17% VRDO                  $   15,590,000
    730,000 VMIG 1*     Munitop Series 2000-10 MBIA-Insured PART
                         1.17% VRDO                                                     730,000
 13,000,000 VMIG 1*   Barbers Hill TX ISD GO Munitops Series 1998-24 PSFG PART
                       1.17% VRDO                                                    13,000,000
 22,300,000 A-1+      Brazos TX Harbor IDC BASF Corp. Project 1.20% VRDO             22,300,000
 10,000,000 VMIG 1*   Comal TX ISD GO Munitop Series 1999-9 PSFG PART
                       1.17% VRDO                                                    10,000,000
  4,353,000 A-1+      Dallas TX Water and Sewer 1.00% due 12/12/03 TECP               4,353,000
  4,700,000 A-1+      Denton TX ISD GO Series B PSFG 1.15% due 8/15/04                4,700,000
  5,000,000 A-1+      Garland TX GO Series 2002 0.85% due 2/9/04 TECP                 5,000,000
    300,000 A-1+      Grand Prairie TX HFC MFH Lincoln Property Co. 1.15% VRDO          300,000
                      Grand Prairie TX ISD GO PSFG:
  4,265,000 Aaa*        1.00% due 8/1/04                                              4,265,000
  9,990,000 VMIG 1*     Munitops Series 2000-20 PART 1.14% VRDO                       9,990,000
  3,280,000 Aa1*      Gulf Coast Waste Disposal Authority TX PCR BP Amoco Oil
                       0.95% due 1/15/04                                              3,280,000
                      Harris County TX Flood Control District TECP:
  8,905,000 P-1*        0.95% due 12/2/03                                             8,905,000
  4,615,000 P-1*        0.95% due 12/4/03                                             4,615,000
  4,480,000 P-1*        0.95% due 12/5/03                                             4,480,000
                      Harris County TX GO Series D TECP:
  5,400,000 A-1+        0.90% due 12/1/03                                             5,400,000
  4,350,000 A-1+        0.90% due 12/2/03                                             4,350,000
  6,200,000 A-1+      Harris County TX Sports Authority Special Revenue Series C
                       MBIA-Insured 1.15% VRDO                                        6,200,000
  9,225,000 A-1+      Hockley County TX IDC BP Amoco Project 1.10% due 3/1/04         9,225,000
                      Houston TX GO TECP:
                        Series A:
 10,000,000 A-1+         0.95% due 12/19/03                                          10,000,000
 10,000,000 A-1+         0.93% due 2/11/04                                           10,000,000
                        Series B:
  5,000,000 A-1          0.95% due 12/19/03                                           5,000,000
  5,000,000 A-1+         0.93% due 1/21/04                                            5,000,000
  5,000,000 VMIG 1*   Houston TX ISD GO Munitops Series 2000-11 PSFG PART
                       1.23% VRDO                                                     5,000,000
 10,000,000 SP-1+     Houston TX TRAN 2.00% due 6/30/04                              10,066,098
                      Houston TX Water and Sewer Systems:
  7,985,000 A-1         MERLOT Series A MBIA-Insured PART 1.20% VRDO                  7,985,000
  7,000,000 A-1+        MSTC Series SGA 73 FGIC-Insured PART 1.17% VRDO               7,000,000
  5,000,000 A-1+        Series A 0.95% due 2/10/04 TECP                               5,000,000
  5,500,000 VMIG 1*   Leander TX ISD GO Munitops Series 2002-16 PSFG PART
                       1.17% VRDO                                                     5,500,000


                      See Notes to Financial Statements.



  17 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003

                                      MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Texas -- 17.6% (continued)
$17,000,000 A-1+      Lewisville TX ISD GO Series SGA 134 PSFG PART
                       1.17% VRDO                                                $   17,000,000
    900,000 A-1       Lower Colorado River Authority Series A
                       0.95% due 12/2/03 TECP                                           900,000
  3,400,000 NR+       McAllen TX Health Facilities Development Corp. McAllen
                       Associates 1.25% VRDO                                          3,400,000
  6.300,000 P-1*      Midlothian TX IDC PCR Box-Crow Cement Co.
                       Project 1.12% VRDO                                             6,300,000
 10,130,000 A-1       Pflugerville TX ISD GO Series 565 PSFG PART 1.16% VRDO         10,130,000
  4,600,000 A-1+      Plano TX Health Presbyterian Health Care MBIA-Insured
                       1.06% due 12/1/03 TECP                                         4,600,000
  8,975,000 A-1+      Plano TX ISD GO PSFG 1.13% due 8/12/04                          8,975,000
  7,565,000 A-1+      Polly Ryon Hospital Authority Polly Ryon Memorial Hospital
                       1.12% VRDO                                                     7,565,000
                      San Antonio TX Electric and Gas Revenue:
  8,990,000 A-1         MSTC Series 9005 FSA-Insured PART 1.18% VRDO                  8,990,000
  3,890,000 Aa1*        Series A 5.00% due 2/1/04                                     3,915,499
  8,000,000 A-1+      San Antonio TX Water Revenue Series B MBIA-Insured
                       1.05% VRDO                                                     8,000,000
 45,000,000 SP-1+     Texas State TRAN GO 2.00% due 8/31/04                          45,283,220
 40,000,000 VMIG 1*   Tyler TX Health Facilities Development Corp. Mother
                       Frances Hospital Series B 1.21% VRDO                          40,000,000
  3,000,000 A-1+      University of North Texas Series SGA 146 FSA-Insured
                       PART 1.17% VRDO                                                3,000,000
  3,600,000 A-1+      University of Texas Flexible Notes Series A
                       1.05% due 2/5/04 TECP                                          3,600,000
  3,265,000 A-1+      Yoakum County TX IDC PCR BP Amoco Project
                       1.05% due 4/1/04                                               3,265,000
-----------------------------------------------------------------------------------------------
                                                                                    382,157,817
-----------------------------------------------------------------------------------------------
Utah -- 2.1%
                      Intermountain Power Agency UT TECP:
  2,500,000 A-1+        Series 85E-2 0.95% due 1/2/04                                 2,500,000
 20,000,000 A-1         Series 97B 1.05% due 1/12/04                                 20,000,000
 10,000,000 A-1         Series 97B-2 1.05% due 12/1/03                               10,000,000
  5,390,000 A-1+      Utah County UT Heritage Schools Project Series A
                       1.15% VRDO                                                     5,390,000
  7,500,000 A-1+      Utah County UT Hospital Revenue IHC Health Services Inc.
                       Series B 1.12% VRDO                                            7,500,000
-----------------------------------------------------------------------------------------------
                                                                                     45,390,000
-----------------------------------------------------------------------------------------------
Virginia -- 0.6%
 10,000,000 A-1       Alexandria VA IDR Institute for Defense Series B
                       AMBAC-Insured 1.21% VRDO                                      10,000,000

                      See Notes to Financial Statements.

  18 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 2003

                                   MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                       SECURITY                            VALUE
------------------------------------------------------------------------------------------
Virginia -- 0.6% (continued)
$ 3,000,000 VMIG 1*   Norfolk VA Redevelopment and Housing Authority
                       Revenue Old Dominion University Project 1.10% VRDO   $    3,000,000
------------------------------------------------------------------------------------------
                                                                                13,000,000
------------------------------------------------------------------------------------------
Washington -- 1.3%
  3,180,000 VMIG 1*   Central Puget Sound WA Regional Transit Authority
                       Series 360 FGIC-Insured PART 1.23% VRDO                   3,180,000
  3,200,000 A-1+      Everett WA IDC Exempt Facilities Kimberly-Clark Corp.
                       Project 1.20% VRDO                                        3,200,000
 19,500,000 A-1       Washington State Health Care Facilities Authority
                       Sisters of St. Joseph Peace 1.12% VRDO                   19,500,000
  2,000,000 A-1+      Washington State HFC Overlake School Project
                       1.15% VRDO                                                2,000,000
------------------------------------------------------------------------------------------
                                                                                27,880,000
------------------------------------------------------------------------------------------
Wisconsin -- 0.8%
  9,700,000 Aaa*      Wisconsin Center District MSTC Series 1999-70
                       FSA-Insured PART 1.17% VRDO                               9,700,000
                      Wisconsin State GO TECP:
  2,455,000 A-1         Series 97A 0.90% due 12/9/03                             2,455,000
  1,674,000 A-1         Series 98A 0.90% due 12/9/03                             1,674,000
  4,000,000 A-1+      Wisconsin State HEFA Northland College 1.15% VRDO          4,000,000
------------------------------------------------------------------------------------------
                                                                                17,829,000
------------------------------------------------------------------------------------------
Wyoming -- 0.0%
    900,000 AAA       Park County WY School District No. 006
                       3.45% due 6/15/04                                           911,051
------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100.0%
                      (Cost -- $2,170,804,125**)                            $2,170,804,125
------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Manager has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 21 and 22 for definitions and certain abbreviations.

                      See Notes to Financial Statements.

  19 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 SUMMARY OF INVESTMENTS BY INDUSTRY* (UNAUDITED)

                              MUNICIPAL PORTFOLIO

                     Education                       17.3%
                     Hospital                         16.7
                     General Obligation               15.0
                     Water and Sewer                   7.2
                     Industrial Development Revenue    7.1
                     Finance                           5.3
                     Housing                           5.3
                     Transportation                    3.6
                     Utilities                         3.3
                     Other                            19.2
                     -------------------------------------
                                                    100.0%
                     -------------------------------------

* As a percentage of total investments. Please note that Fund holdings are as of November 30, 2003 and are subject to change.


  20 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to generic rating "Aa", where 1 is the highest and 3 the lowest rating within its generic category.
Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
          generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

NR     -- Indicates that the bond is not rated by Moody's or Standard &
          Poor's.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
SP-2   -- Standard & Poor's rating indicating satisfactory capacity to pay principal and interest.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO'') rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus
          (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature --
          VRDO.
MIG 1  -- Moody's highest rating for short-term municipal obligations.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1    -- Fitch Rating's highest rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to posses overwhelming safety characteristics are denoted with a plus (+) sign.

  21 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 ABBREVIATIONS* (UNAUDITED)

AMBAC  --American Municipal Bond Assurance Indemnity Corporation
BAN    --Bond Anticipation Notes
COP    --Certificate of Participation
DFA    --Development Finance Authority
EDA    --Economic Development Authority
EDB    --Economic Development Board
EDC    --Economic Development Corporation
EDR    --Economic Development Revenue
EFA    --Educational Facilities Authority
EMCP   --Extended Municipal Commercial Paper
ETM    --Escrowed to Maturity
FGIC   --Financial Guaranty Insurance Company
FHLMC  --Federal Home Loan Mortgage Corporation
FNMA   --Federal National Mortgage Association
FRTC   --Floating Rate Trust Certificates
FSA    --Federal Security Assurance
GO     --General Obligation
HDA    --Housing Development Authority
HEFA   --Health and Educational Facilities Authority
HEHF   --Health Education and Housing Facilities
HFA    --Housing Finance Authority
HFD    --Housing Finance and Development
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDC    --Industrial Development Corporation
IDR    --Industrial Development Revenue
ISD    --Independent School District
MBIA   --Municipal Bond Investors Assurance Corporation
MERLOT --Municipal Exempt Receipts Liquidity Optional Tender
MFH    --Multi-Family Housing
MSTC   --Municipal Security Trust Certificate
MTA    --Metropolitan Transportation Authority
PART   --Partnership Structure
PBA    --Public Building Authority
PCFA   --Pollution Control Finance Authority
PCR    --Pollution Control Revenue
PFA    --Public Facilities Authority
PSFG   --Permanent School Fund Guaranteed
RAN    --Revenue Anticipation Notes
RAW    --Revenue Anticipation Warrants
RDA    --Redevelopment Agency
STEM   --Short-Term Extendable Maturity
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TFA    --Transitional Finance Authority
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
USD    --United School District
VHA    --Veterans Housing Authority
VRDO   --Variable-Rate Demand Obligation
XLCA   --XL Capital Assurance Inc.
________
*  Abbreviations may or may not appear in the schedules of investments.

  22 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 2003

                                             Cash        Government     Municipal
                                           Portfolio     Portfolio      Portfolio
------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost         $3,664,567,537 $589,782,006 $2,170,804,125
  Cash                                              715          334             --
  Receivable for Fund shares sold            58,462,818    1,719,667     26,296,068
  Interest receivable                         3,251,986      201,670      4,131,246
-----------------------------------------------------------------------------------
  Total Assets                            3,726,283,056  591,703,677  2,201,231,439
-----------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares reacquired         37,678,574    4,909,763     18,083,043
  Management fees payable                       589,364       93,066        326,679
  Dividends payable                              72,874        1,616         28,019
  Bank overdraft                                     --           --          9,426
  Accrued expenses                              324,204       64,281        103,420
-----------------------------------------------------------------------------------
  Total Liabilities                          38,665,016    5,068,726     18,550,587
-----------------------------------------------------------------------------------
Total Net Assets                         $3,687,618,040 $586,634,951 $2,182,680,852
-----------------------------------------------------------------------------------
NET ASSETS:
  Capital stock (25,000,000,000 shares,
   authorized for each Fund; par value
   $0.00001 per share)                   $       36,876 $      5,866 $       21,825
  Capital paid in excess of par value     3,687,522,028  586,621,879  2,182,666,148
  Undistributed net investment income            48,895        2,599             --
  Accumulated net realized gain (loss)
   from investment transactions                  10,241        4,607         (7,121)
-----------------------------------------------------------------------------------
Total Net Assets                         $3,687,618,040 $586,634,951 $2,182,680,852
-----------------------------------------------------------------------------------
Shares Outstanding                        3,687,558,904  586,627,745  2,182,492,241
-----------------------------------------------------------------------------------
Net Asset Value                                   $1.00        $1.00          $1.00
-----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  23 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended November 30, 2003

                                            Cash       Government   Municipal
                                          Portfolio    Portfolio    Portfolio
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                              $ 22,024,107  $ 3,452,734  $10,676,252
------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                 5,175,861      846,810    2,829,093
  Shareholder servicing fees                 349,530       46,724      142,902
  Registration fees                          157,546       47,419      103,750
  Custody                                     85,269       19,138       38,169
  Shareholder communications                  26,072        1,195        4,484
  Audit and legal                             20,657       18,646       14,190
  Directors' fees                             14,640        5,572        6,518
  Other                                       20,057       13,516       20,055
------------------------------------------------------------------------------
  Total Expenses                           5,849,632      999,020    3,159,161
  Less: Management fee waiver (Note 2)    (1,440,313)    (277,478)    (749,048)
------------------------------------------------------------------------------
  Net Expenses                             4,409,319      721,542    2,410,113
------------------------------------------------------------------------------
Net Investment Income                     17,614,788    2,731,192    8,266,139
------------------------------------------------------------------------------
Net Realized Gain (Loss) From
 Investment Transactions                      10,241        4,607       (7,121)
------------------------------------------------------------------------------
Increase in Net Assets From Operations  $ 17,625,029  $ 2,735,799  $ 8,259,018
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  24 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended November 30, 2003 (unaudited) and the Year Ended May 31, 2003

Cash Portfolio                                                      November 30         May 31
----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $    17,614,788  $     55,436,142
  Net realized gain                                                        10,241            49,445
---------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                               17,625,029        55,485,587
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                               (17,614,788)      (55,387,247)
  Net realized gains                                                           --           (49,445)
---------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (17,614,788)      (55,436,692)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                  4,908,539,838    12,467,829,101
  Net asset value of shares issued for reinvestment of dividends       16,859,731        57,827,174
  Cost of shares reacquired                                        (5,206,449,691)  (12,149,781,686)
---------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                           (281,050,122)      375,874,589
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                    (281,039,881)      375,923,484
NET ASSETS:
  Beginning of period                                               3,968,657,921     3,592,734,437
---------------------------------------------------------------------------------------------------
  End of period*                                                  $ 3,687,618,040  $  3,968,657,921
---------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                        $48,895           $48,895
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  25 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

For the Six Months Ended November 30, 2003 (unaudited) and the Year Ended May 31, 2003

Government Portfolio                                                November 30         May 31
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $     2,731,192  $     6,924,632
  Net realized gain                                                         4,607            8,648
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                2,735,799        6,933,280
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                                (2,731,192)      (6,922,033)
  Net realized gains                                                           --           (8,648)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                       (2,731,192)      (6,930,681)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                  1,194,852,994    2,920,358,428
  Net asset value of shares issued for reinvestment of dividends        2,680,877        7,555,085
  Cost of shares reacquired                                        (1,238,207,334)  (2,864,318,933)
--------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                            (40,673,463)      63,594,580
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                     (40,668,856)      63,597,179
NET ASSETS:
  Beginning of period                                                 627,303,807      563,706,628
--------------------------------------------------------------------------------------------------
  End of period*                                                  $   586,634,951  $   627,303,807
--------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                         $2,599           $2,599
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  26 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

For the Six Months Ended November 30, 2003 (unaudited) and the Year Ended May 31, 2003

Municipal Portfolio                                    November 30         May 31
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $     8,266,139  $    17,963,469
 Net realized gain (loss)                                     (7,121)          41,871
--------------------------------------------------------------------------------------
 Increase in Net Assets From Operations                    8,259,018       18,005,340
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income                                    (8,266,139)     (17,963,469)
--------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                           (8,266,139)     (17,963,469)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                      2,949,217,071    5,025,850,110
 Net asset value of shares issued for reinvestment
   of dividends                                            7,921,952       18,718,696
 Cost of shares reacquired                            (2,706,819,952)  (4,546,680,490)
--------------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions     250,319,071      497,888,316
--------------------------------------------------------------------------------------
Increase in Net Assets                                   250,311,950      497,930,187
NET ASSETS:
 Beginning of period                                   1,932,368,902    1,434,438,715
--------------------------------------------------------------------------------------
 End of period                                       $ 2,182,680,852  $ 1,932,368,902
--------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  27 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of three separate investment funds ("Funds"): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The significant accounting policies consistently followed by the Funds are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Funds use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) class specific expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets of each Fund and each class or on another reasonable basis;
(e) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (f ) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. As compensation for its services, each Fund pays SBFM a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Fund, respectively. This fee is calculated daily and paid monthly.

  28 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

During the six months ended November 30, 2003, the Funds had voluntary expense limitations in place of 0.23% for each Fund, resulting in waived management fees of $1,440,313, $277,478 and $749,048 for the Cash, Government and Municipal Portfolios, respectively. These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent and PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended November 30, 2003, the Cash, Government and Municipal Portfolios paid transfer agent fees of $336,442, $55,062 and $183,825, respectively, to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor.

Pursuant to a Shareholder Services Plan and related Servicing Agreement, each Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of the Class B shares. For the six months ended November 30, 2003, there were no service fees incurred.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Fund's shares on the payable date.

Furthermore, Municipal Portfolio intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

  29 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

4. Repurchase Agreements

Each Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At November 30, 2003, the Cash and Municipal Portfolios did not have any repurchase agreements outstanding.

5. Capital Shares

At November 30, 2003, the Company had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Company has the ability to issue multiple classes of shares within the Funds. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                              Six Months Ended     Year Ended
                                              November 30, 2003   May 31, 2003
--------------------------------------------------------------------------------
Cash Portfolio
Shares sold                                     4,908,539,838    12,467,829,101
Shares issued on reinvestment                      16,859,731        57,827,174
Shares reacquired                              (5,206,449,691)  (12,149,781,686)
-------------------------------------------------------------------------------
Net Increase (Decrease)                          (281,050,122)      375,874,589
-------------------------------------------------------------------------------
Government Portfolio
Shares sold                                     1,194,852,994     2,920,358,428
Shares issued on reinvestment                       2,680,877         7,555,085
Shares reacquired                              (1,238,207,334)   (2,864,318,933)
-------------------------------------------------------------------------------
Net Increase (Decrease)                           (40,673,463)       63,594,580
-------------------------------------------------------------------------------
Municipal Portfolio
Shares sold                                     2,949,217,071     5,025,850,110
Shares issued on reinvestment                       7,921,952        18,718,696
Shares reacquired                              (2,706,819,952)   (4,546,680,490)
-------------------------------------------------------------------------------
Net Increase                                      250,319,071       497,888,316
-------------------------------------------------------------------------------


  30 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

6. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

  31 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

 FINANCIAL HIGHLIGHTS



For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                              Class A Shares
                                         -----------------------------------------------------------
Cash Portfolio                            2003/(1)/    2003     2002     2001    2000/(2)/    1999
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
----------------------------------------------------------------------------------------------------
  Net investment income/(3)/               0.005      0.014    0.026    0.060     0.055      0.051
  Distributions from net
   investment income                      (0.005)    (0.014)  (0.026)  (0.060)   (0.055)    (0.051)
  Distributions from net realized gains       --     (0.000)* (0.000)* (0.000)*  (0.000)*   (0.000)*
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $1.00      $1.00    $1.00    $1.00     $1.00      $1.00
----------------------------------------------------------------------------------------------------
Total Return/(4)/                           0.46%++    1.42%    2.59%    6.13%     5.60%      5.23%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $3,688     $3,969   $3,593   $5,117    $1,918     $1,057
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                          0.23%+     0.23%    0.23%    0.23%     0.23%      0.23%
  Net investment income                     0.92+      1.40     2.53     5.85      5.56       5.07
----------------------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager has waived a portion of its fees for the six months ended November 30, 2003 and the five years ended May 31, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been:

                  Per Share Decreases to                         Expense Ratios
                   Net Investment Income                      Without Fee Waivers
        -------------------------------------------  ---------------------------------------
        2003/(1)/  2003   2002   2001   2000   1999  2003/(1)/ 2003  2002  2001  2000  1999
        --------  ------ ------ ------ ------ ------ --------  ----- ----- ----- ----- -----
Class A  $0.001   $0.001 $0.001 $0.001 $0.001 $0.001  0.31%+   0.29% 0.31% 0.33% 0.29% 0.31%

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
 *  Amount represents less than $0.001 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

  32 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                                Class A Shares
                                            -------------------------------------------------------
Government Portfolio                        2003/(1)/    2003     2002     2001   2000/(2)/  1999
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $1.00     $1.00    $1.00    $1.00     $1.00    $1.00
---------------------------------------------------------------------------------------------------
  Net investment income/(3)/                  0.004     0.013    0.024    0.058     0.053    0.049
  Distributions from net investment income   (0.004)   (0.013)  (0.024)  (0.058)   (0.053)  (0.049)
  Distributions from net realized gains          --    (0.000)* (0.000)* (0.000)*      --       --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00     $1.00    $1.00    $1.00     $1.00    $1.00
---------------------------------------------------------------------------------------------------
Total Return/(4)/                              0.44%++   1.31%    2.42%    5.96%     5.41%    5.05%
---------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)                      $587      $627     $564     $367      $134     $146
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                             0.23%+    0.23%    0.23%    0.23%     0.23%    0.23%
  Net investment income                        0.87+     1.30     2.18     5.65      5.26     4.86
---------------------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager has waived a portion of its fees for the six months ended November 30, 2003 and the five years ended May 31, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been:

                  Per Share Decreases to                         Expense Ratios
                   Net Investment Income                      Without Fee Waivers
        -------------------------------------------  ---------------------------------------
        2003/(1)/  2003   2002   2001   2000   1999  2003/(1)/ 2003  2002  2001  2000  1999
        --------  ------ ------ ------ ------ ------ --------  ----- ----- ----- ----- -----
Class A  $0.001   $0.001 $0.001 $0.002 $0.001 $0.002  0.32%+   0.35% 0.32% 0.38% 0.32% 0.42%

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
 *  Amount represents less than $0.001 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

  33 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                               Class A Shares
                                            -------------------------------------------------------
Municipal Portfolio                          2003/(1)/   2003    2002    2001    2000/(2)/   1999
---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                          $1.00      $1.00   $1.00   $1.00    $1.00      $1.00
---------------------------------------------------------------------------------------------------
  Net investment income/(3)/                  0.004      0.012   0.019   0.038    0.034      0.031
  Distributions from net investment income   (0.004)    (0.012) (0.019) (0.038)  (0.034)    (0.031)
  Distributions from net realized gains          --         --      --      --   (0.000)*       --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00      $1.00   $1.00   $1.00    $1.00      $1.00
---------------------------------------------------------------------------------------------------
Total Return/(4)/                              0.40%++    1.18%   1.86%   3.83%    3.48%      3.18%
---------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)                    $2,183     $1,932  $1,434    $908      $82       $312
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                             0.23%+     0.23%   0.23%   0.23%    0.23%      0.23%
  Net investment income                        0.80+      1.16    1.76    3.63     3.35       3.09
---------------------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager has waived a portion of its fees for the six months ended November 30, 2003 and the five years ended May 31, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been:

                  Per Share Decreases to                         Expense Ratios
                   Net Investment Income                      Without Fee Waivers
        -------------------------------------------  ---------------------------------------
        2003/(1)/  2003   2002   2001   2000   1999  2003/(1)/ 2003  2002  2001  2000  1999
        --------  ------ ------ ------ ------ ------ --------  ----- ----- ----- ----- -----
Class A  $0.001   $0.001 $0.001 $0.001 $0.001 $0.002  0.31%+   0.32% 0.32% 0.35% 0.34% 0.39%

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
 *  Amount represents less than $0.001 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


  34 Smith Barney Institutional Cash Management Fund, Inc. | 2003 Semi-Annual
                                    Report

                                  SMITH BARNEY
                               INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.



            DIRECTORS               INVESTMENT MANAGER
            Paul R. Ades            Smith Barney Fund Management LLC
            Herbert Barg*
            Dwight B. Crane         DISTRIBUTOR
            R. Jay Gerken, CFA      Citigroup Global Markets, Inc.
              Chairman
            Frank G. Hubbard        CUSTODIAN
            Jerome H. Miller        State Street Bank and
            Ken Miller               Trust Company

            OFFICERS                TRANSFER AGENT
            R. Jay Gerken, CFA      Citicorp Trust Bank, fsb.
            President and           125 Broad Street, 11th Floor
            Chief Executive Officer New York, New York 10004

            Andrew B. Shoup         SUB-TRANSFER AGENT
            Senior Vice President   PFPC Inc.
            and Chief               P.O. Box 9699
            Administrative Officer  Providence, Rhode Island
                                    02940-9699
            Richard L. Peteka
            Chief Financial Officer
            and Treasurer

            Julie P. Callahan, CFA
            Vice President and
            Investment Officer

            Joseph P. Deane
            Vice President and
            Investment Officer

            Martin R. Hanley
            Vice President and
            Investment Officer

            Kaprel Ozsolak
            Controller

            Robert I. Frenkel
            Secretary and
            Chief Legal Officer


  *Mr. Barg became Director Emeritus on December 31, 2003.

  Smith Barney Institutional Cash Management Fund, Inc.



  Cash Portfolio

  Government Portfolio

  Municipal Portfolio

  The Funds are separate investment funds of Smith Barney Institutional Cash Management Fund, Inc., a Maryland corporation.



  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



  This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INSTITUTIONAL CASH
  MANAGEMENT FUND, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02673 1/04                                                            03-5867

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

             Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

             Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Institutional Cash Management Fund, Inc.

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Institutional Cash Management Fund, Inc.

Date: February 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Smith Barney Institutional Cash Management Fund, Inc.

Date: February 2, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Institutional Cash Management Fund, Inc.

Date: February 2, 2004